Stock Compensation Plan - Assumption used within the Black-Scholes option pricing (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions used within the Black-Scholes option pricing model
Expected term	5 years 9 months 18 days	5 years 8 months 19 days
Risk-free interest rate	0.41%	2.27%
Expected volatility	49.45%	40.98%